Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

20. Loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, the two classes of ordinary shares have been presented on a combined basis in the consolidated statements of comprehensive loss and in the computation of net loss per share.

Basic and diluted net loss per ordinary share for each of the years are presented as follows:

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss attributable to Jianpu’s shareholders	(304,147)	(199,785)	(131,660)	(19,088)
Numerator for basic and diluted net loss per share	(304,147)	(199,785)	(131,660)	(19,088)
Denominator:
Weighted average number of ordinary shares	423,096,353	423,661,496	424,031,623	424,031,623
Denominator for basic and diluted net loss per share	423,096,353	423,661,496	424,031,623	424,031,623
Net loss per ordinary share:
Basic and diluted	(0.72)	(0.47)	(0.31)	(0.05)

Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potential ordinary shares of restricted shares and share options were excluded from the diluted loss net per share calculations because to do so would be antidilutive for all the periods presented. The numbers of share options excluded from the calculation of diluted net loss per share of the Company were 28,873,176, 35,400,672 and 42,337,559 as of December 31, 2020, 2021 and 2022 respectively.